Stockholder's Deficit (Details) - Schedule of Debt Conversions - USD ($)	9 Months Ended	12 Months Ended	24 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Debt Conversion [Line Items]
Shares converted		14,816,208
Dollars converted		$ 434,458
Convertible Debt [Member]
Debt Conversion [Line Items]
Shares converted	25,029,042	9,107,296	9,107,296
Dollars converted	$ 197,846	$ 229,765	$ 229,765
Crown Bridge Tranche 1 [Member]
Debt Conversion [Line Items]
Shares converted	0	2,300,000	2,300,000
Dollars converted	$ 0	$ 46,540	$ 46,540
Power Up Lending Group, LLC [Member]
Debt Conversion [Line Items]
Shares converted	1,282,051	1,633,968	1,633,968
Dollars converted	$ 25,000	$ 57,450	$ 57,450
Oasis Capital, LLC [Member]
Debt Conversion [Line Items]
Shares converted	23,746,991	5,173,328	5,173,328
Dollars converted	$ 172,846	$ 125,775	$ 125,775